Other Liabilities and Accrued Expenses - Schedule of Other Liabilities and Accrued Expenses (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
VAT, wage tax, and other taxes	$ 3.3	$ 2.8
Other payables	3.4	13.7
Deferred income	1.7	1.7
Accrued charges -personnel	4.9	5.3
Accrued charges -construction work in progress	3.3	5.2
Accrued charges -general and administrative expenses	4.6	4.6
Total other liabilities and accrued expenses	$ 21.2	$ 33.3